U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 24F-2

                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.   Name and address of issuer:

                     Amana Mutual Funds Trust
                     1300 North State Street
                  Bellingham, Washington  98225

2. Name of each series or class of funds for which this notice of filed:
                  Shares of Beneficial Interest

3.   Investment Company Act File Number:     811- 4276
     Securities Act File Number:             2-96942

4.   Last day of fiscal year for which this notice is filed:     May 31,
     1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

                               N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Exchange Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                0

8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                0

9. Number and aggregate sale price of securities sold during the fiscal year:
             Income Fund: 338,478 shares, $3,573,470
             Growth Fund: 497,832 shares, $3,083,797
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
             Income Fund: 338,478 shares, $3,573,470
             Growth Fund: 497,832 shares, $3,083,797

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
     plans, if applicable (see Instruction B.7):
               Income Fund: 34,497 shares, $533,571
              Growth Fund: 11,116 shares, $  71,472

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the
           fiscal year on rule 24f-2 (from Item 10):
                                                   $   6,657,267
                                                    -------------

     (ii)  Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11, if
           applicable):
                                                    +    605,043
                                                    -------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):
                                                     - 4,510,294
                                                    -------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                     +          0
                                                     ------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
           (i), plus line (ii), less line (iii), plus line (iv)]
           (if applicable):
                                                        2,752,016
                                                      -----------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                      x  1/3300
                                                     ------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                          $833.94
                                                     ------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).                                                 X
                                                            _____

     Date of mailing or wire transfer of filing fees to the
     Commission's lockbox depository:   July 23, 1996

                            SIGNATURES
This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Teresa K. Anderson
                         ____________________________________
                         Teresa K. Anderson, CMA
                         Director of Funds and Operations

Date       July 23, 1997
     ______________________